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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    William E. Macaulay

Address: One Lafayette Place, 3rd Floor
         Greenwich, CT 06830

13F File Number: 28-14883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anne E. Gold

Title:   Attorney-in-Fact

Phone:   203-625-2536

Signature, Place, and Date of Signing:

   /s/ Anne E. Gold           Greenwich, CT               8/13/2012
_______________________   _______________________   _______________________
     [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number Name

     28-14890             First Reserve GP XI, Inc.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form13F Information Table Entry Total:  1

Form13F Information Table Value Total:  $263,604
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                      2

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                          FORM 13F INFORMATION TABLE

                                               VALUE    SHARES/   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------       -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
MIDSTATES PETROLEUM       COM       59804T100 263,604  27,147,651 SH         OTHER             27,147,651   0     0
  COMPANY, INC.